FINANCIAL OBLIGATIONS - Textual (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL OBLIGATIONS
Amount of interbank borrowings, overnight funds and borrowings from banks and others due over 12 months	$ 10,607,458	$ 8,692,991
Simultaneous and repo operations	3,397,284	4,456,544
Guaranteed with investments	6,756,912	7,162,889
Amount of borrowings	3,724,954	3,633,973
Scheduled maturities of bonds	$ 26,467,982	$ 19,908,991